Current expected credit losses - Allowance for Credit Losses and Credit Loss Expense- Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2022	Feb. 23, 2022	Feb. 22, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, allowance for credit loss	$ 1	$ 2	$ 2	$ 1	$ 153
Allowance for credit losses - related party ST
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, allowance for credit loss	$ 1	$ 2	$ 2	$ 1	$ 148